SHARE-BASED COMPENSATION (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Oct. 02, 2024	Oct. 02, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Feb. 28, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense			$ 20,328	$ 50,811	$ 101,360	$ 86,491
Options exercised			0	0
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option exercise price					$ 7.60
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option exercise price					$ 23.90
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted					33,000
Options forfeited					11,000
Share based compensation expense			$ 20,000	$ 51,000	$ 101,000	$ 86,000
Options exercised					0	0
Option exercise price					$ 12.15	$ 14.31
Equity Option [Member] | Non Vested Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost					$ 0
Equity Option [Member] | Non Employee Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	48,020	33,243			33,243	12,474
Exercise price per share					$ 7.60	$ 10.30
Options forfeited					11,081
Weighted average grant date value per share	$ 1.67	$ 3.60			$ 3.60	$ 4.80
Aggregate grant date fair value					$ 120,000	$ 60,000
N 2021 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized for issuance							1,291,000
Shares available for grant					1,243,000